Timber	12 Months Ended
Dec. 31, 2012
Timber
Timber
We own directly or through ventures about 121,000 acres of timber, primarily in Georgia, and about 17,000 acres of timber under lease. The non-cash cost of timber cut and sold is $1,220,000 in 2012, $990,000 in 2011 and $1,544,000 in 2010 and is included in depreciation, depletion and amortization in our statement of cash flows.